Cullen Funds Trust

Olympic Tower

645 Fifth Avenue

New York, NY 10022

November 28, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Cullen Funds Trust (the “Registrant”)

(File Nos. 333-33302 and 811-09871)

Ladies and Gentlemen:

On behalf of the Registrant, a Delaware Statutory Trust, and pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), transmitted herewith is an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in the definitive form of the prospectus dated November 6, 2017. The purpose of this filing is to submit the 497(c) filing dated November 6, 2017 in XBRL.

Very truly yours,

/s/ Jeffrey T. Battaglia

Jeffrey T. Battaglia

Treasurer